Supplementary Data to Statements of Operations (Tables)	12 Months Ended
Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Summary of Supplementary Data to Statements of Operations

	Year Ended December 31,
	2018	2017	2016
Other (Income) Expense, Net
Asset impairment	$—	$—	$10.4
Environmental reserve	—	—	5.9
Foreign currency translation (income) expense	(2.9)	7.3	(3.4)
Net periodic benefit plan expense, excluding service costs	2.7	1.5	3.0
Total other (income) expense, net	$(0.2)	$8.8	$15.9